1WS CREDIT INCOME FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

January 31, 2025 (Unaudited)

		Maturity	Principal		Fair
Description	Rate	Date(a)	Amount		Value
MORTGAGE-BACKED SECURITIES (34.39%)
Residential (24.08%)
ACE Securities Corp. Home Equity Loan Trust, Series 2006-OP2, Class M1(b)(c)	1M CME TERM SOFR + 0.49%	08/25/36		$679,916	$472,473
AIMS, Series 2007-1, Class B(b)	1M BBSW + 0.57%	07/10/38	A$	746,983	381,969
Alternative Loan Trust, Series 2007-21CB, Class 2A3(b)	1M CME TERM SOFR + 0.61%	09/25/37		$1,003,253	316,627
Alternative Loan Trust, Series 2007-21CB, Class 2A4(b)(d)	5.49% - 1M CME TERM SOFR	09/25/37		927,365	68,625
Ameriquest Mortgage Securities Trust, Series 2006-R1, Class M4(b)	1M CME TERM SOFR + 0.95%	03/25/36		710,637	793,426
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs, Series 2005-R5, Class M7(b)	1M CME TERM SOFR + 1.94%	07/25/35		529,044	599,195
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W5, Class M1(b)(c)	1M CME TERM SOFR + 0.80%	01/25/36		1,354,945	1,292,076
Asset Backed Securities Corp. Home Equity Loan Trust Series OOMC, Series 2006-HE3, Class M1(b)	1M CME TERM SOFR + 0.56%	03/25/36		634,522	519,800
Atlas Funding PLC, Series 2023-1, Class F(b)	N/A(e)	01/25/61		£402,000	530,587
Banc of America Funding, Series 2007-5, Class CA8(b)(d)	5.35% - 1M CME TERM SOFR	07/25/37		$2,209,877	143,421
Bear Stearns Mortgage Funding Trust, Series 2006-AR5, Class 2A2(b)(c)	1M CME TERM SOFR + 0.57%	01/25/37		846,894	772,028
Bear Stearns Mortgage Funding Trust, Series 2007-AR4, Class 2A2A(b)	1M CME TERM SOFR + 0.35%	04/25/37		839,299	746,809
Bletchley Park Funding PLC, Series 2024-1, Class E(b)	SONIA IR + 4.12%	07/27/28		£430,000	534,114
Bletchley Park Funding PLC, Series 2024-1, Class X1(b)	SONIA IR + 4.12%	07/27/28		190,609	238,132
Brants Bridge PLC, Series 2023-1, Class E(b)	SONIA IR + 4.25%	09/14/26		915,000	1,147,437
CAFL Issuer LLC, Series 2024-RTL1, Class A1(f)(g)	6.75%	11/28/31		$1,070,000	1,085,515
Carrington Mortgage Loan Trust, Series 2007-FRE1, Class M1(b)	1M CME TERM SOFR + 0.61%	02/25/37		725,861	560,437
Castell PLC, Series 2023-1, Class G(b)(c)	N/A(e)	05/25/55		£399,000	517,822
Castell PLC, Series 2023-2, Class G(b)	SONIA IR + 9.90%	11/25/55		407,000	528,355
C-BASS , Series 2007-CB4, Class A1B(b)	1M CME TERM SOFR + 0.29%	04/25/37		$1,706,787	756,960
Connecticut Avenue Securities, Series 2021-R02, Class 2B2(b)(f)	30D US SOFR + 6.20%	11/25/41		2,926,000	3,113,849
Connecticut Avenue Securities Trust, Series 2022-R05, Class 2B2(b)(c)(f)	30D US SOFR + 7.00%	04/25/42		361,000	398,219
Connecticut Avenue Securities Trust, Series 2022-R06, Class 1B2(b)(f)	30D US SOFR + 10.60%	05/25/42		644,000	755,670
Connecticut Avenue Securities Trust, Series 2023-R03, Class 2B1(b)(c)(f)	30D US SOFR + 6.35%	04/25/43		626,000	713,640
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B2(b)(f)	30D US SOFR + 4.00%	01/25/44		1,875,000	1,983,187
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B2(b)(c)(f)	30D US SOFR + 3.70%	02/25/44		2,655,000	2,775,803
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1A17	5.50%	12/25/35		123,043	101,585
CWABS Asset-Backed Certificates Trust, Series 2004-15, Class MV7(b)	1M CME TERM SOFR + 2.51%	02/25/35		743,735	499,716
CWABS Asset-Backed Certificates Trust, Series 2005-2, Class M6(b)(c)	30D US SOFR + 2.03%	08/25/35		539,291	483,690
CWABS Asset-Backed Certificates Trust 2006-11, Series 2006-12, Class M1(b)	1M CME TERM SOFR + 0.56%	12/25/36		682,323	580,794
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class 2A2(b)	1M CME TERM SOFR + 0.75%	08/25/47		899,907	624,175
Dilosk RMBS NO 7 DAC, Series 2023-7, Class X1(b)	3M EUR L + 6.33%	10/20/62		€76,415	79,479
Dilosk RMBS No 8 Sts DAC, Series 2024-STS, Class F(b)	9.57%	05/20/62		459,000	510,402
Dilosk RMBS No 8 Sts DAC, Series 2024-STS, Class X(b)	11.92%	05/20/62		436,413	457,488

		Maturity	Principal	Fair
Description	Rate	Date(a)	Amount	Value
MORTGAGE-BACKED SECURITIES (continued)
Dilosk Rmbs NO 9 Dac, Series 2024-9, Class X2(b)	N/A(e)	01/25/28	€613,000	$531,888
Domi BV, Series 2020-1, Class F(b)(c)	3M EUR L + 6.50%	04/15/52	500,000	520,514
Domi BV, Series 2020-1, Class X2(b)(c)	3M EUR L + 6.75%	04/15/52	118,175	123,759
Domi BV, Series 2021-1, Class E(b)(c)	3M EUR L + 6.50%	06/15/53	704,000	735,806
Domi BV, Series 2021-1, Class X2(b)	3M EUR L + 6.50%	06/15/53	9,467	9,884
Domi BV, Series 2024-1, Class E(b)	3M EUR L + 5.65%	09/17/29	463,000	489,778
Domi BV, Series 2024-1, Class X(b)	3M EUR L + 3.98%	09/17/29	463,000	499,096
Eagle RE, Ltd., Series 2023-1, Class M2(b)(f)	30D US SOFR + 5.20%	09/26/33	$1,002,500	1,067,763
East One PLC, Series 2024-1, Class E(b)	SONIA IR + 4.50%	06/27/27	£783,000	977,148
East One PLC, Series 2024-1, Class X(b)	SONIA IR + 5.44%	06/27/27	24,282	30,159
Elstree Funding No 5 PLC, Series 2024-5, Class E(b)	SONIA IR + 3.45%	03/21/28	381,998	476,479
Elstree Funding No 5 PLC, Series 2024-5, Class F(b)	SONIA IR + 4.69%	03/21/28	403,998	501,716
E-MAC Program BV, Series 2007-NL3X, Class D(b)(c)	3M EUR L + 0.50%	07/25/47	€531,177	441,385
Eurohome UK Mortgages 2007 -1 PLC, Series 2007-1, Class B2(b)	SONIA IR + 3.22%	06/15/44	£430,000	505,431
Eurohome UK Mortgages PLC, Series 2007-2, Class B1(b)(c)	SONIA IR + 1.52%	09/15/44	1,467,000	1,703,606
Eurosail 2006-2bl PLC, Series 2006-2X, Class D1C(b)(c)	SONIA IR + 0.92%	12/15/44	1,191,000	1,390,032
Eurosail 2006-3nc PLC, Series 2006-3X, Class D1A(b)(c)	3M EUR L + 0.90%	09/10/44	€624,000	583,185
Eurosail 2006-4np PLC, Series 2006-4X, Class D1C(b)(c)	SONIA IR + 0.92%	12/10/44	£645,564	749,444
Eurosail-UK 2007-5np PLC, Series 2007-5X, Class B1C(b)	SONIA IR + 2.14%	09/13/45	389,132	444,077
Exmoor Funding PLC, Series 2024-1, Class X(b)	3M EUR L + 5.65%	06/25/28	380,995	479,952
Fieldstone Mortgage Investment Trust, Series 2005-3, Class M2(b)	1M CME TERM SOFR + 0.79%	02/25/36	$1,626,000	497,556
FIGRE Trust, Series 2025-HE1, Class A(b)(f)	5.83%	01/25/55	1,175,000	1,183,343
Finance Ireland RMBS NO 7 DAC, Series 2024-7, Class E(b)	3M EUR L + 4.19%	12/24/63	€466,000	485,119
Finance Ireland RMBS NO 7 DAC, Series 2024-7, Class X(b)	3M EUR L + 3.72%	12/24/63	248,692	258,380
First Franklin Mortgage Loan Trust, Series 2005-FF12, Class M3(b)(c)	1M CME TERM SOFR + 0.86%	11/25/36	$1,966,294	1,281,434
First Franklin Mortgage Loan Trust, Series 2006-FFH1, Class M2(b)	1M CME TERM SOFR + 0.71%	01/25/36	548,400	494,437
Freddie Mac STACR REMIC Trust, Series 2020-DNA1, Class B2(b)(f)	30D US SOFR + 5.36%	01/25/50	494,000	553,675
Freddie Mac STACR REMIC Trust, Series 2020-DNA2, Class B2(b)(f)	30D US SOFR + 4.91%	02/25/50	2,575,000	2,808,038
Freddie Mac STACR REMIC Trust, Series 2020-DNA6, Class B2(b)(f)	30D US SOFR + 5.65%	12/25/50	1,789,000	2,078,102
Freddie Mac STACR REMIC Trust, Series 2020-HQA3, Class B2(b)(f)	30D US SOFR + 10.11%	07/25/50	1,806,000	2,450,200
Freddie Mac STACR REMIC Trust, Series 2020-HQA4, Class B2(b)(f)	30D US SOFR + 9.51%	09/25/50	858,000	1,142,856
Freddie Mac STACR REMIC Trust, Series 2023-DNA1, Class B1(b)(f)	13.47%	03/25/43	547,000	636,927
Freddie Mac STACR REMIC Trust, Series 2023-DNA2, Class B1(b)(f)	30D US SOFR + 7.60%	04/25/43	955,000	1,101,593
Fremont Home Loan Trust, Series 2004-C, Class M3(b)	1M CME TERM SOFR + 1.84%	08/25/34	170	–
FT RMBS Miravet, Series 2023-1, Class E(b)(c)	3M EUR L + 3.00%	11/26/66	€600,000	586,835
FT RMBS Miravet, Series 2023-1, Class F(b)(c)	3M EUR L + 4.00%	11/26/66	600,000	577,935
Fylde Funding PLC, Series 2024-1, Class E(b)	SONIA IR + 4.15%	10/25/28	£741,000	920,508
GSAA Home Equity Trust, Series 2007-8, Class A4(b)	1M CME TERM SOFR + 1.31%	08/25/37	$547,743	297,589
Harben Finance, Series 2022-1RA, Class G(b)(f)	SONIA IR + 4.30%	09/28/26	£391,000	487,077
Hermitage 2024 PLC, Series 2024-1, Class E(b)	SONIA IR + 3.90%	04/21/33	315,385	391,631
Home Equity Mortgage Loan Asset-Backed Trust Series INABS, Series 2005-D, Class M2(b)	1M CME TERM SOFR + 0.82%	03/25/36	$458,996	273,745
Home Equity Mortgage Loan Asset-Backed Trust Series INABS, Series 2006-A, Class M1(b)	1M CME TERM SOFR + 0.71%	03/25/36	785,417	542,723
Home Equity Mortgage Loan Asset-Backed Trust Series INABS, Series 2006-C, Class M1(b)	1M CME TERM SOFR + 0.55%	08/25/36	543,934	548,830
Home RE, Ltd., Series 2022-1, Class M1C(b)(c)(f)	30D US SOFR + 5.50%	10/25/34	388,000	407,167
Home RE, Ltd., Series 2023-1, Class M1B(b)(c)(f)	30D US SOFR + 4.60%	10/25/33	1,000,000	1,033,900
Homeward Opportunities Fund Trust, Series 2024-RRTL2, Class M1(b)(f)	8.16%	09/25/39	500,000	509,250
Hops Hill No2 PLC, Series 2022-2, Class E(b)	SONIA IR + 5.25%	11/27/54	£1,072,000	1,353,358

		Maturity	Principal	Fair
Description	Rate	Date(a)	Amount	Value
MORTGAGE-BACKED SECURITIES (continued)
HSI Asset Securitization Corp. Trust, Series 2007-HE1, Class 1A1(b)	1M CME TERM SOFR + 0.25%	01/25/37	$979,677	$756,506
Jeronimo Funding DAC, Series 2025-1, Class B(b)	3M EUR L + 2.00%	10/25/64	€1,489,000	1,547,158
Jeronimo Funding DAC, Series 2025-1, Class C(b)	3M EUR L + 2.50%	10/25/64	739,000	751,458
Jeronimo Funding DAC, Series 2025-1, Class D(b)	3M EUR L + 3.00%	10/25/64	757,000	752,013
JP Morgan Mortgage Acquisition Corp., Series 2006-FRE2, Class M3(b)	1M CME TERM SOFR + 0.67%	02/25/36	$904,086	609,897
JP Morgan Mortgage Acquisition Trust, Series 2006-HE2, Class M2(b)(c)	1M CME TERM SOFR + 0.59%	07/25/36	1,106,099	1,105,767
Kinbane 2024-RPL 1 DAC, Series 2024-RPL1X, Class D(b)	1M EUR L + 3.25%	01/26/65	€557,000	574,884
Kinbane 2024-RPL 1 DAC, Series 2024-RPL1X, Class E(b)	1M EUR L + 4.25%	01/26/65	557,000	570,146
Kinbane 2024-RPL 1 DAC, Series 2024-RPL1X, Class F(b)	1M EUR L + 5.25%	01/26/65	749,000	761,393
Kinbane 2024-Rpl 2 DAC, Series 2024-RPL2X, Class D(b)(c)	1M EUR L + 3.25%	01/24/63	936,000	967,412
Kinbane 2024-Rpl 2 DAC, Series 2024-RPL2X, Class E(b)(c)	1M EUR L + 4.25%	01/24/63	1,310,000	1,336,976
Kinbane 2024-Rpl 2 DAC, Series 2024-RPL2X, Class F(b)(c)	1M EUR L + 5.25%	01/24/63	2,806,000	2,876,008
Landmark Mortgage Securities No 3 PLC, Series 2007-3, Class D(b)(c)	SONIA IR + 4.12%	04/17/44	£433,305	539,670
Lansdowne Mortgage Securities No 1 PLC, Series 2006-1, Class M2(b)(c)	3M EUR L + 0.84%	06/15/45	€500,000	366,409
Lehman Mortgage Trust, Series 2006-9, Class 1A5(b)(c)	1M CME TERM SOFR + 0.71%	01/25/37	$680,016	367,277
Lehman Mortgage Trust, Series 2007-5, Class 6A1(b)	1M CME TERM SOFR + 0.43%	10/25/36	3,456,797	1,434,225
LHOME Mortgage Trust, Series 2024-RTL4, Class M1(b)(f)	7.79%	01/25/27	500,000	506,950
LHOME Mortgage Trust, Series 2024-RTL5, Class M1(b)(f)	6.82%	09/25/39	500,000	500,150
LHOME Mortgage Trust, Series 2025-RTL1, Class A1(f)(g)	5.65%	01/25/40	803,000	808,942
LHOME Mortgage Trust, Series 2025-RTL1, Class M1(b)(f)	7.02%	01/25/40	760,000	765,168
Ludgate Funding PLC, Series 2008-W1X, Class D(b)	SONIA IR + 1.62%	01/01/61	£425,205	466,527
Merrion Square Residential 2024-1 DAC, Series 2024-1X, Class C(b)	1M EUR L + 2.35%	06/24/27	€474,000	489,661
Merrion Square Residential 2024-1 DAC, Series 2024-1X, Class D(b)	1M EUR L + 3.25%	06/24/27	475,000	490,153
Merrion Square Residential 2024-1 DAC, Series 2024-1X, Class E(b)	1M EUR L + 4.25%	06/24/27	811,000	833,421
Molossus Btl PLC, Series 2024-1, Class E(b)	SONIA IR + 3.94%	10/18/26	£426,000	528,829
Molossus Btl PLC, Series 2024-1, Class F(b)	SONIA IR + 4.93%	10/18/26	399,000	496,103
Molossus Btl PLC, Series 2024-1, Class X(b)	SONIA IR + 4.83%	10/18/26	337,467	421,478
Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class M2(b)	1M CME TERM SOFR + 0.65%	02/25/36	$846,083	745,061
Mortimer 2024-Mix PLC, Series 2024-MIX, Class E(b)	SONIA IR + 5.92%	06/22/28	£815,000	1,012,030
Mortimer 2024-Mix PLC, Series 2024-MIX, Class X(b)	SONIA IR + 3.73%	06/22/28	578,000	721,963
Nationstar Home Equity Loan Trust, Series 2007-B, Class M2(b)	1M CME TERM SOFR + 0.58%	04/25/37	$1,206,872	1,182,494
Newgate Funding PLC, Series 2006-2, Class DB(b)	3M EUR L + 0.90%	12/01/50	€40,364	38,490
Newgate Funding PLC, Series 2007-1X, Class DB(b)	3M EUR L + 0.75%	12/01/50	539,307	468,338
Newgate Funding PLC, Series 2007-2X, Class E(b)	SONIA IR + 3.87%	12/15/50	£419,190	468,816
NYMT 2024-BPL2 M(f)	8.41%	05/25/39	$3,750,000	3,760,125
Ownit Mortgage Loan Trust, Series 2005-4, Class M1(b)(c)	1M CME TERM SOFR + 0.94%	08/25/36	901,286	758,432
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WCW, Series 2005-WCW2, Class M5(b)	1M CME TERM SOFR + 1.13%	07/25/35	563,006	559,403
Parkmore Point RMBS 2022-1 PLC, Series 2022-1X, Class D(b)(c)	SONIA IR + 3.50%	07/25/45	£440,000	549,591
Pierpont Btl PLC, Series 2023-1, Class X(b)	SONIA IR + 7.94%	09/21/54	81,070	101,172
Polaris PLC, Series 2021-1, Class F(b)	SONIA IR + 3.40%	12/23/58	377,000	468,889
Polaris PLC, Series 2022-1, Class E(b)	SONIA IR + 3.40%	10/23/59	553,000	686,622
Polaris PLC, Series 2022-2, Class E(b)	SONIA IR + 5.75%	05/23/59	795,579	992,551
Polaris PLC, Series 2023-1, Class F(b)	SONIA IR + 8.25%	02/23/61	403,000	516,417
Polaris PLC, Series 2023-2, Class E(b)	SONIA IR + 6.00%	02/27/27	555,000	722,205
Polaris PLC, Series 2023-2, Class F(b)	SONIA IR + 8.75%	02/27/27	403,000	527,759
Polaris PLC, Series 2023-2, Class X(b)	SONIA IR + 8.00%	02/27/27	47,978	59,951
Polaris PLC, Series 2024-1, Class F(b)	SONIA IR + 5.65%	02/26/28	395,000	498,427
Polaris PLC, Series 2024-1, Class X(b)	SONIA IR + 5.65%	02/26/28	213,797	267,074

		Maturity	Principal	Fair
Description	Rate	Date(a)	Amount	Value
MORTGAGE-BACKED SECURITIES (continued)
Popular ABS Mortgage Pass-Through Trust, Series 2005-5, Class MF1(g)	3.44%	11/25/35	$406,853	$280,566
Popular ABS Mortgage Pass-Through Trust, Series 2005-D, Class M1(c)(g)	3.51%	01/25/36	396,538	334,797
Radnor Re, Ltd., Series 2024-1, Class B1(b)(f)	30D US SOFR + 5.15%	09/25/34	150,000	153,060
Radnor Re, Ltd., Series 2024-1, Class M1B(b)(f)	30D US SOFR + 2.90%	09/25/34	542,000	547,420
Radnor Re, Ltd., Series 2024-1, Class M1C(b)(f)	30D US SOFR + 3.50%	09/25/34	500,000	507,050
Residential Accredit Loans, Inc., Series 2006-Q05, Class 1A2(b)(c)	1M CME TERM SOFR + 0.49%	05/25/46	856,173	851,892
Residential Accredit Loans, Inc., Series 2006-QS9, Class 1A16(b)(c)	1M CME TERM SOFR + 0.76%	07/25/36	375,630	270,566
Residential Accredit Loans, Inc., Series 2006-QS9, Class 1A5(b)(c)	1M CME TERM SOFR + 0.81%	07/25/36	553,781	398,446
Residential Asset Securitization Trust, Series 2005-A15, Class 2A10(b)	1M CME TERM SOFR + 0.56%	02/25/36	1,382,681	436,651
RMAC Securities No 1 PLC, Series 2006-NS4X, Class B1C(b)	3M EUR L + 0.85%	06/12/44	€444,194	422,236
Roc Mortgage Trust, Series 2024-RTL1, Class M1(b)(f)	7.28%	10/25/39	$749,000	749,599
Rochester Financing No 3 PLC, Series 2021-3, Class E(b)	SONIA IR + 2.50%	12/18/44	£404,000	488,745
Rochester Financing No 3 PLC, Series 2021-3, Class F(b)	SONIA IR + 2.50%	12/18/44	412,000	490,199
SMI Equity Release 2018-1 DAC, Series 2023-1, Class BRR(b)	3M EUR L + 5.00%	06/20/45	€500,000	488,200
Soundview Home Loan Trust, Series 2005-OPT4, Class M2(b)(c)	1M CME TERM SOFR + 0.94%	12/25/35	$1,774,720	1,533,536
Soundview Home Loan Trust, Series 2006-OPT2, Class M1(b)	1M CME TERM SOFR + 0.56%	05/25/36	629,762	522,387
Stratton Mortgage Funding 2024-1 PLC, Series 2024-1A, Class F(b)(f)	3M SONIA IR + 4.00%	06/20/60	£465,000	570,209
Stratton Mortgage Funding 2024-2 PLC, Series 2024-2X, Class E(b)	SONIA IR + 3.75%	06/28/50	400,000	493,825
Stratton Mortgage Funding PLC, Series 2024-3, Class E(b)	SONIA IR + 3.75%	06/25/49	395,000	489,171
Stratton Mortgage Funding PLC, Series 2024-3, Class F(b)	SONIA IR + 4.75%	06/25/49	396,000	486,923
Structured Asset Investment Loan Trust, Series 2005-8, Class M2(b)	1M CME TERM SOFR + 0.86%	10/25/35	$993,714	829,851
Structured Asset Investment Loan Trust, Series 2005-9, Class M2(b)(c)	1M CME TERM SOFR + 0.79%	11/25/35	1,345,254	1,150,461
Structured Asset Investment Loan Trust, Series 2006-BNC3, Class A4(b)(c)	1M CME TERM SOFR + 0.42%	09/25/36	1,907,568	1,012,919
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC6, Class M1(b)	1M CME TERM SOFR + 0.38%	01/25/37	583,017	501,103
Structured Asset Securities Corp. Mortgage Loan Trust 2006-W1, Series 2006-W1A, Class M1(b)(f)	1M CME TERM SOFR + 0.41%	08/25/46	2,116,700	1,968,320
SYON, Series 2020-2, Class E	6.27%	12/17/27	£818,025	1,045,403
Together Asset Backed Securitisation 2024-1ST2 PLC, Series 2024-1ST2X, Class E(b)	SONIA IR + 3.72%	09/12/28	810,000	1,006,223
Towd Point Mortgage Funding 2024 - Granite 6 PLC, Series 2024-GR6X, Class E(b)	SONIA IR + 3.50%	01/20/27	833,000	1,036,860
Towd Point Mortgage Funding 2024 - Granite 6 PLC, Series 2024-GR6X, Class F(b)	SONIA IR + 4.50%	01/20/27	556,000	693,311
Towd Point Mortgage Trust, Series 2017-1, Class B4(b)(f)	3.85%	06/25/32	$743,000	547,665
Triangle Re, Ltd., Series 2021-2, Class B1(b)(f)	1M CME TERM SOFR + 7.61%	10/25/33	469,000	503,753
Triangle Re, Ltd., Series 2021-3, Class B1(b)(f)	30D US SOFR + 4.95%	02/25/34	591,600	613,726
Triangle Re, Ltd., Series 2023-1, Class M1B(b)(c)(f)	30D US SOFR + 5.25%	11/25/33	1,015,000	1,068,287
Twin Bridges PLC, Series 2022-1, Class X2(b)	3M SONIA IR + 5.00%	12/01/55	£288,956	353,654
Twin Bridges PLC, Series 2022-2, Class E(b)	SONIA IR + 5.50%	06/12/55	241,000	302,968
Uropa Securities PLC, Series 2007-1, Class B1A(b)(c)	SONIA IR + 1.47%	10/10/40	531,032	590,869
Uropa Securities PLC, Series 2007-1, Class B1B(b)(c)	3M EUR L + 1.35%	10/10/40	€514,921	480,600
Uropa Securities PLC, Series 2007-1, Class B2A(b)	SONIA IR + 4.12%	10/10/40	£433,748	491,229
Vecht Residential B.V., Series 2023-1, Class X2(b)(c)	3M EUR L + 5.80%	05/22/28	€635,000	747,284
WaMu Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1C(b)	12M US FED + 1.00%	02/25/46	$185,069	278,972

		Maturity	Principal	Fair
Description	Rate	Date(a)	Amount	Value
MORTGAGE-BACKED SECURITIES (continued)
Washington Mutual Asset-Backed Certificates WMABS, Series 2006-HE2, Class A3(b)	1M CME TERM SOFR + 0.41%	05/25/36	$961,039	$756,914
Total Residential Mortgage Backed Securities				$123,473,056

Commercial (10.31%)
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class B(b)(f)	1M CME TERM SOFR + 1.56%	09/15/38	3,207,000	2,950,440
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class C(b)(f)	1M CME TERM SOFR + 2.11%	09/15/38	2,168,000	1,952,284
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class D(b)(f)	1M CME TERM SOFR + 2.86%	09/15/38	667,000	567,884
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class F(b)(f)	1M CME TERM SOFR + 5.11%	09/15/38	2,500,000	1,819,250
BBCMS Mortgage Trust, Series 2021-AGW, Class A(b)(f)	1M CME TERM SOFR + 1.36%	06/15/36	1,560,000	1,498,848
BBCMS Mortgage Trust, Series 2021-AGW, Class E(b)(f)	1M CME TERM SOFR + 3.26%	06/15/26	588,000	512,207
BBCMS Mortgage Trust, Series 2021-AGW, Class F(b)(c)(f)	1M CME TERM SOFR + 4.11%	06/15/36	1,361,000	1,174,679
BFLD Mortgage Trust, Series 2021-FPM, Class D(b)(c)(f)	1M CME TERM SOFR + 4.76%	06/15/38	500,000	499,850
BFLD Mortgage Trust, Series 2021-FPM, Class E(b)(c)(f)	1M CME TERM SOFR + 5.76%	06/15/38	533,000	532,840
BHMS, Series 2018-ATLS, Class D(b)(f)	1M CME TERM SOFR + 2.55%	07/15/35	1,202,000	1,201,399
BPR Trust, Series 2021-WILL, Class C(b)(c)(f)	1M CME TERM SOFR + 4.11%	06/15/38	500,000	498,700
BPR Trust, Series 2021-WILL, Class E(b)(f)	1M CME TERM SOFR + 6.86%	06/15/38	500,000	498,750
Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class D(b)(c)(f)	5.23%	11/10/46	568,614	550,589
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class E(f)	3.30%	10/10/47	564,000	169,482
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class E(b)(f)	5.10%	05/10/49	1,364,000	1,234,011
COMM 2014-CCRE18 Mortgage Trust, Series 2014-CR18, Class E(f)	3.60%	07/15/47	1,000,000	911,900
COMM Mortgage Trust, Series 2019-521F, Class A(b)(f)	1M CME TERM SOFR + 1.05%	06/15/34	2,150,000	2,033,900
COMM Mortgage Trust, Series 2019-GC44, Class 180A(b)(f)	3.40%	08/15/57	429,000	390,261
COMM Mortgage Trust, Series 2021-2400, Class B(b)(f)	1M CME TERM SOFR + 1.86%	12/15/38	3,304,000	3,266,335
CSMC, Series 2020-FACT, Class B(b)(f)	1M CME TERM SOFR + 2.61%	10/15/25	1,000,000	976,300
CSMC, Series 2020-FACT, Class D(b)(c)(f)	1M CME TERM SOFR + 3.82%	10/15/37	500,000	479,150
CSMC, Series 2020-FACT, Class E(b)(f)	1M CME TERM SOFR + 4.98%	10/15/37	351,000	333,064
CSMC Trust, Series 2017-PFHP, Class A(b)(f)	1M CME TERM SOFR + 1.00%	12/15/30	1,190,000	1,160,726
DBWF Mortgage Trust, Series 2024-LCRS, Class E(b)(c)(f)	1M CME TERM SOFR + 4.19%	04/15/29	2,000,000	2,004,000
GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class G(b)(f)	1M CME TERM SOFR + 4.11%	12/15/36	787,168	740,489
GS Mortgage Securities Corp. Trust, Series 2021-ROSS, Class A(b)(f)	1M CME TERM SOFR + 1.41%	05/15/26	538,000	515,081
GS Mortgage Securities Corp. Trust, Series 2021-ROSS, Class B(b)(f)	1M CME TERM SOFR + 1.86%	05/15/26	1,000,000	891,100
GS Mortgage Securities Corp. Trust, Series 2021-ROSS, Class C(b)(f)	1M CME TERM SOFR + 2.11%	05/15/26	567,000	444,755
GS Mortgage Securities Corp. Trust, Series 2021-ROSS, Class D(b)(f)	1M CME TERM SOFR + 2.76%	05/15/26	1,043,000	666,477

		Maturity	Principal	Fair
Description	Rate	Date(a)	Amount	Value
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Series 2013-GC10, Class D(b)(f)	4.54%	02/10/46	$585,000	$568,503
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2017-FL11, Class E(b)(f)	PRIME + 0.96%	10/15/32	128,168	126,694
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class A(b)(f)	1M CME TERM SOFR + 1.61%	09/15/29	582,668	560,410
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class C(b)(f)	1M CME TERM SOFR + 2.21%	09/15/29	135,000	120,717
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class D(b)(f)	1M CME TERM SOFR + 2.46%	09/15/29	1,000,000	847,600
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class E(f)	3.50%	11/15/45	1,000,000	720,200
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class F(f)	3.59%	11/15/45	1,098,000	404,174
JW Trust, Series 2024-BERY, Class E(b)(f)	1M CME TERM SOFR + 3.54%	11/15/29	1,500,000	1,512,900
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class F(f)	3.71%	02/15/47	170,132	160,400
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class E(b)(f)	4.52%	10/15/48	660,000	535,128
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class G(b)(c)(f)	4.52%	10/15/48	1,449,060	780,174
Morgan Stanley Capital I Trust, Series 2017-ASHF, Class E(b)(f)	1M CME TERM SOFR + 3.32%	11/15/34	580,000	569,444
Morgan Stanley Capital I Trust, Series 2018-H3, Class D(f)	3.00%	07/15/51	1,000,000	823,300
Natixis Commercial Mortgage Securities Trust, Series 2019-FAME, Class C(b)(f)	4.25%	08/15/36	1,304,000	1,073,714
Natixis Commercial Mortgage Securities Trust, Series 2019-FAME, Class D(b)(f)	4.40%	08/15/36	378,000	229,484
Natixis Commercial Mortgage Securities Trust, Series 2022-JERI, Class A(b)(f)	1M CME TERM SOFR + 1.40%	01/15/39	2,084,266	1,911,063
SMR Mortgage Trust, Series 2022-IND, Class E(b)(f)	1M CME TERM SOFR + 5.00%	02/15/39	2,747,031	2,747,581
VCP Tyler Pref, LLC(h)	13.50%	12/29/25	2,191,798	2,191,798
Velocity Commercial Capital Loan Trust, Series 2024-2, Class M4(b)(f)	10.71%	04/25/54	493,144	497,582
Velocity Commercial Capital Loan Trust, Series 2024-6, Class M3(b)(f)	6.92%	06/25/34	743,861	745,423
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class E(b)(f)	1M CME TERM SOFR + 3.94%	11/15/26	1,110,000	1,118,436
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class E(f)	3.15%	09/15/57	1,311,000	1,141,094
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class F(f)	3.15%	09/15/57	489,500	399,138
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class G(f)	3.15%	09/15/57	814,500	587,825
Wilmot Plaza Mezz Loan, Class F(h)	11.15%	10/01/31	2,000,000	2,000,000
Total Commercial Mortgage Backed Securities				$52,847,533

TOTAL MORTGAGE-BACKED SECURITIES (Cost $176,412,122)				$176,320,589

ASSET-BACKED SECURITIES (35.07%)
Automobile (15.66%)
ACC Trust, Series 2022-1, Class C(f)	3.24%	10/20/25	1,079,946	363,078
ACM Auto Trust 2023-1, Series 2023-1A, Class D(c)(f)	12.58%	01/22/30	2,584,000	2,645,241
ACM Auto Trust 2023-2, Series 2023-2A, Class B(c)(f)	9.85%	06/20/30	1,835,000	1,888,398
ACM Auto Trust 2024-1, Series 2024-1A, Class B(c)(f)	11.40%	01/21/31	851,000	878,998
ACM Auto Trust 2024-2, Series 2024-2A, Class B(f)	9.21%	04/20/26	500,000	515,950
ACM Auto Trust 2025-1, Series 2025-1A, Class B(f)	7.87%	10/20/26	750,000	757,200
Ares Lusitani-STC SA / Pelican Finance 2, Series 2021-2, Class E(b)	6.40%	01/25/35	€124,037	125,072
Arivo Acceptance Auto Loan Receivables Trust 2024-1, Series 2024-1A, Class D(f)	12.55%	01/15/28	$1,250,000	1,414,875

		Maturity	Principal		Fair
Description	Rate	Date(a)	Amount		Value
ASSET-BACKED SECURITIES (continued)
Asset-Backed European Securitisation Transaction Twenty-Three Sarl, Series 2024-23, Class M(b)	1M EUR L + 6.20%	03/21/34		€700,000	$727,704
Auto ABS Spanish Loans Fondo Titulizacion, Series 2022-1, Class D(b)	1M EUR L + 4.25%	02/28/32		380,274	398,519
Auto ABS Spanish Loans FT, Series 2024-1, Class D(b)	1M EUR L + 2.90%	09/28/38		1,562,000	1,623,981
Auto ABS Spanish Loans FT, Series 2024-1, Class E(b)	1M EUR L + 4.00%	09/28/38		448,000	465,777
AutoFlorence 2 Srl, Series 2021-2, Class F	5.00%	12/24/44		30,988	31,141
Autonoria Spain 2021 FT, Series 2021-SP, Class G(b)	5.25%	01/31/39		228,675	229,872
Autonoria Spain 2023 FT, Series 2023-SP, Class F(b)	1M EUR L + 6.90%	09/30/41		393,552	429,950
Bbva Consumer Auto Fondo De Titulizacion, Series 2022-1, Class E(b)	3M EUR L + 8.00%	02/17/36		416,177	464,813
Bbva Consumer Auto FT, Series 2024-1, Class D(b)	3M EUR L + 5.40%	10/22/29		446,812	465,375
Bbva Consumer Auto FT, Series 2024-1, Class E(b)	3M EUR L + 8.20%	10/22/29		446,812	475,944
Bbva Consumer Auto FT, Series 2024-1, Class Z(b)	3M EUR L + 7.90%	10/22/29		375,000	392,292
Cardiff Auto Receivables Securitisation PLC, Series 2024-1, Class E(b)	SONIA IR + 4.25%	08/20/31		£1,976,000	2,478,208
CarNow Auto Receivables Trust 2023-1, Series 2023-1A, Class E(f)	12.04%	04/16/29		$423,000	295,804
Carvana Auto Receivables Trust, Series 2023-N1, Class E(f)	10.46%	03/10/28		1,500,000	1,633,950
Carvana Auto Receivables Trust, Series 2023-N4, Class E(c)(f)	9.56%	11/10/28		1,889,000	1,990,439
Carvana Auto Receivables Trust, Series 2024-N3, Class E(c)(f)	7.66%	09/10/29		1,250,000	1,229,500
Carvana Auto Receivables Trust, Series 2024-P4, Class R(f)(h)	N/A(e)	06/10/30		2,000	981,912
Consumer Portfolio Services Auto Trust, Series 2025-A, Class E(f)	7.65%	03/15/29		1,000,000	1,014,900
CPS Auto Receivables Trust, Series 2022-C, Class E(f)	9.08%	04/15/30		700,000	735,630
CPS Auto Receivables Trust, Series 2022-D, Class E(c)(f)	12.12%	06/17/30		700,000	782,600
CPS Auto Receivables Trust, Series 2023-A, Class E(f)	10.59%	08/15/30		1,400,000	1,514,520
CPS Auto Receivables Trust, Series 2023-C, Class E(f)	9.66%	08/16/27		780,000	837,408
CPS Auto Receivables Trust, Series 2024-A, Class E(f)	8.42%	02/15/28		700,000	725,410
Credito Real USA Auto Receivables Trust 2021-1, Series 2021-1A, Class C(f)	4.37%	01/18/28		865,294	865,467
Dowson PLC, Series 2024-1, Class E(b)	SONIA IR + 3.95%	08/20/31		£577,000	706,834
Dowson PLC, Series 2024-1, Class F(b)	SONIA IR + 6.95%	08/20/31		1,252,000	1,527,356
DT Auto Owner Trust 2022-1, Series 2022-1A, Class E(f)	5.53%	11/17/25		$535,000	524,032
E-Carat DE, Series 2024-1, Class F(b)	1M EUR L + 4.67%	11/25/35		€400,000	420,561
Exeter Automobile Receivables Trust 2022-3, Series 2022-3A, Class E(f)	9.09%	02/16/27		$1,396,000	1,398,932
Exeter Automobile Receivables Trust 2022-4, Series 2022-4A, Class E(c)(f)	8.23%	03/15/30		2,853,000	2,970,829
Exeter Automobile Receivables Trust 2022-5, Series 2022-5A, Class E(f)	10.45%	04/15/30		1,989,000	2,112,517
Exeter Automobile Receivables Trust 2022-6, Series 2022-6A, Class E(c)(f)	11.61%	06/17/30		2,611,000	2,898,993
Exeter Automobile Receivables Trust 2024-2, Series 2024-2A, Class E(f)	7.98%	11/15/28		1,783,000	1,803,148
Exeter Automobile Receivables Trust 2025-1, Series 2025-1A, Class E(f)	7.48%	09/15/29		3,000,000	3,032,400
FCT Autonoria DE 2023, Series 2023-DE, Class F(b)	1M EUR L + 7.50%	01/26/43		€278,207	301,628
FCT Autonoria DE 2023, Series 2023-DE, Class G(b)	1M EUR L + 10.50%	01/26/43		277,327	306,975
Flagship Credit Auto Trust, Series 2021-1, Class R(f)(h)	N/A(e)	04/17/28		$2,740	164,136
Flagship Credit Auto Trust, Series 2022-2, Class E(f)	8.20%	06/15/29		926,000	296,228
Flagship Credit Auto Trust, Series 2022-4, Class E(c)(f)	12.66%	01/15/30		1,879,000	1,848,748
Flagship Credit Auto Trust, Series 2023-3, Class E(f)	9.74%	06/17/30		1,000,000	916,200
FTA Santander Consumer Spain Auto, Series 2022-1, Class E(b)	3M EUR L + 12.00%	09/20/38		€344,331	372,818
FTA Santander Consumer Spain Auto, Series 2023-1, Class E(b)	3M EUR L + 7.25%	12/22/30		600,000	655,117
Golden Bar Securitisation Srl, Series 2024-1, Class D(b)	3M EUR L + 3.40%	09/22/43		121,014	125,677
Golden Bar Securitisation Srl, Series 2021-1, Class E(c)	2.75%	09/22/41		207,244	207,211
Golden Bar Securitisation Srl, Series 2023-2, Class E(b)(c)	3M EUR L + 8.50%	09/22/43		1,141,000	1,241,790
GRDN 2024-1 B	4.49%	12/31/49	SEK	36,000,000	3,252,331
Lobel Automobile Receivables Trust, Series 2023-1, Class D(f)	8.00%	06/15/27		$500,000	485,950
Merchants Fleet Funding LLC, Series 2024-1A, Class E(f)	9.35%	01/20/28		1,000,000	1,007,500
Octane Receivables Trust 2023-2, Series 2023-2A, Class E(f)	10.50%	06/20/31		904,000	948,206
PBD Germany Auto Lease Master SA - Compartment 2021-1, Series 2021-GE2, Class F(b)	1M EUR L + 4.50%	11/26/30		€67,092	69,782
Pony SA Compartment German Auto Loans, Series 2024-1, Class E(b)	1M EUR L + 3.75%	08/14/28		500,000	525,650
Red & Black Auto Germany 9 UG, Series 2022-9, Class D(b)	1M EUR L + 5.60%	12/15/26		330,197	355,803

		Maturity	Principal		Fair
Description	Rate	Date(a)	Amount		Value
ASSET-BACKED SECURITIES (continued)
Red & Black Auto Italy Srl, Series 2023-2, Class E(b)	1M EUR L + 7.00%	02/28/28		€434,531	$467,415
Research-Driven Pagaya Motor Asset Trust 2023-3, Series 2023-3A, Class C(f)	9.00%	01/26/32		$549,803	543,921
Research-Driven Pagaya Motor Asset Trust 2023-4, Series 2023-4A, Class C(c)(f)	9.00%	01/25/27		549,236	537,153
Research-Driven Pagaya Motor Asset Trust VII, Series 2022-3A, Class C(f)	10.04%	11/25/30		2,046,336	2,060,046
SAFCO Auto Receivables Trust 2024-1, Series 2024-1A, Class E(f)	10.85%	01/18/30		500,000	524,200
Santander Consumer Finance SA/NOMA, Series 2023-1, Class B(b)	12.37%	10/31/33	DKK	9,211,513	1,301,826
Santander Drive Auto Receivables Trust, Series 2024-S3, Class CERT(f)(h)	N/A(e)	10/16/28		$4,167	1,128,217
Satus PLC, Series 2024-1, Class D(b)	SONIA IR + 3.30%	04/19/27		£739,000	916,924
Satus PLC, Series 2024-1, Class E(b)	SONIA IR + 5.30%	04/19/27		670,000	833,138
SCF Rahoituspalvelut X DAC, Series 2021-10, Class D	5.35%	10/25/31		€157,389	156,042
SCF Rahoituspalvelut XIII DAC, Series 2024-13, Class E(b)	1M EUR L + 7.72%	02/25/29		500,000	522,071
TAGUS - Sociedade de Titularizacao de Creditos SA/Silk Finance No 5, Series 2020-5, Class D	7.25%	02/25/35		191,722	191,096
TAGUS - Sociedade de Titularizacao de Creditos SA/Ulisses Finance No. 2, Series 2021-2, Class F(b)	1M EUR L + 5.49%	09/20/38		189,253	191,030
Tricolor Auto Securitization Trust 2024-1, Series 2024-1A, Class E(f)	11.91%	11/15/26		$386,000	401,286
Tricolor Auto Securitization Trust 2024-2, Series 2024-2A, Class D(f)	7.61%	12/15/26		500,000	508,200
Tricolor Auto Securitization Trust 2024-2, Series 2024-2A, Class E(f)	10.44%	04/15/27		700,000	718,270
Tricolor Auto Securitization Trust 2024-2, Series 2024-2A, Class F(f)	16.56%	04/15/27		700,000	724,010
Tricolor Auto Securitization Trust 2024-3, Series 2024-3A, Class E(f)	8.64%	11/15/27		1,400,000	1,444,100
Tricolor Auto Securitization Trust 2024-3, Series 2024-3A, Class F(f)	13.51%	11/15/27		1,320,000	1,316,964
Trustee for Metro Finance , Series 2023-1, Class E(b)	1M BBSW + 7.00%	02/18/29	A$	610,169	388,789
Trustee for Metro Finance , Series 2023-1, Class F(b)	1M BBSW + 8.75%	02/18/29		395,785	253,737
United Auto Credit Securitization Trust, Series 2022-1, Class E(c)(f)	5.00%	11/10/28		$2,273,000	2,214,811
United Auto Credit Securitization Trust, Series 2023-1, Class E(f)	10.98%	09/10/29		529,000	542,913
United Auto Credit Securitization Trust, Series 2024-1, Class E(f)	10.45%	06/10/27		2,375,000	2,449,812
USASF Receivables LLC, Series 2021-1A, Class D(f)	4.36%	03/15/27		1,125,000	89,775
Total Automobile					$80,283,026

Consumer (16.62%)
ACHV ABS Trust, Series 2024-3AL, Class E(c)(f)	7.00%	12/26/31		837,000	799,168
ACHV ABS TRUST, Series 2023-4CP, Class E(f)	10.50%	07/25/26		1,000,000	1,024,200
Affirm Asset Securitization Trust, Series 2024-A, Class 1E(f)	9.17%	02/17/26		1,500,000	1,535,700
Aurorus 2023 BV, Series 2023-1, Class F(b)	11.19%	10/12/26		€445,383	477,611
Aurorus 2023 BV, Series 2023-1, Class G(b)	12.94%	10/12/26		458,745	486,847
Brignole Co., Series 2024-2024, Class D(b)	1M EUR L + 4.00%	02/24/42		475,601	499,160
Brignole Co., Series 2024-2024, Class E(b)	1M EUR L + 5.75%	02/24/42		379,187	403,714
Brignole Co., Series 2024-2024, Class F(b)	1M EUR L + 7.48%	02/24/42		460,558	486,239
Brignole CQ, Series 2024-2024, Class X(b)	1M EUR L + 3.09%	09/24/40		1,344,200	1,396,841
Compartment BL Consumer Credit 2024, Series 2024-1, Class E(b)	1M EUR L + 4.10%	03/25/27		438,000	465,649
Compartment BL Consumer Credit 2024, Series 2024-1, Class F(b)	1M EUR L + 5.80%	03/25/27		462,000	491,931
Compartment BL Consumer Credit 2024, Series 2024-1, Class X1(b)	1M EUR L + 6.80%	03/25/27		249,753	261,347
Equify ABS 2024-1 LLC, Series 2024-1A, Class D(f)	7.77%	05/15/28		$500,000	496,000
FCT Noria 2021, Series 2021-1, Class F(b)	1M EUR L + 3.70%	10/25/49		€242,550	249,683
FCT Noria 2021, Series 2021-1, Class G	5.95%	10/25/49		424,462	429,152
FCT Pixel 2021, Series 2021-1, Class G	5.50%	02/25/38		102,872	105,375
Fortuna Consumer Loan Abs DAC, Series 2024-2, Class G(b)	1M EUR L + 10.50%	01/18/28		500,000	519,996
FTA Santander Consumo 4, Series 2021-4, Class E	4.90%	09/18/32		783,177	810,923
FTA Santander Consumo 6, Series 2024-6, Class F(b)	3M EUR L + 8.10%	03/21/27		400,000	415,914
GAMMA Sociedade de Titularizacao de Creditos, Series 2024-2, Class D(b)	3M EUR L + 3.40%	02/25/34		500,000	519,840
GAMMA Sociedade de Titularizacao de Creditos, Series 2024-2, Class E(b)	3M EUR L + 5.35%	02/25/34		1,800,000	1,871,425
GAMMA Sociedade de Titularizacao de Creditos SA Consumer Totta 1, Series 2022-1, Class D(b)	3M EUR L + 8.00%	06/28/33		272,214	301,794

		Maturity	Principal		Fair
Description	Rate	Date(a)	Amount		Value
ASSET-BACKED SECURITIES (continued)
GoodLeap Home Improvement Solutions Trust 2025-1, Series 2025-1A, Class C(f)	7.83%	02/20/49		$1,400,000	$1,402,800
Latitude Australia Credit Card Master Trust, Series 2024-2, Class E(b)	1M BBSW + 4.20%	03/22/29	A$	879,000	547,896
Lendingpoint Asset Securitization Trust, Series 2022-B, Class C(f)	8.45%	10/15/29		$517,000	151,688
Marlette Funding Trust 2021-2, Series 2021-2A, Class R(f)(h)	N/A(e)	09/15/31		1,686	33,280
Mercury Financial Credit Card Master Trust, Series 2023-1A, Class B(f)	9.59%	09/20/27		500,000	500,500
NewDay Funding, Series 2022-3A, Class E(b)(c)(f)	SONIA IR + 9.50%	11/15/25		£1,165,000	1,522,768
NewDay Funding, Series 2024-1X, Class E(b)	SONIA IR + 3.55%	03/15/27		393,000	500,094
Newday Funding Master Issuer PLC - Series 2023-1, Series 2023-1X, Class E(b)	SONIA IR + 6.90%	11/15/26		1,305,000	1,709,322
Newday Funding Master Issuer PLC - Series 2024-2, Series 2024-2X, Class E(b)	SONIA IR + 3.90%	07/15/27		686,000	861,965
Newday Funding Master Issuer PLC - Series 2024-3, Series 2024-3X, Class E(b)	SONIA IR + 3.75%	11/15/27		1,503,000	1,866,730
Noria DE 2024, Series 2024-DE1, Class E(b)	1M EUR L + 3.55%	02/25/43		€500,000	524,872
Noria DE 2024, Series 2024-DE1, Class F(b)	1M EUR L + 4.50%	02/25/43		500,000	521,759
Oportun Funding Trust, Series 2024-3, Class D(f)	9.60%	01/18/28		$800,000	806,800
Pagaya Ai Debt Grantor Trust, Series 2024-9, Class E(c)(f)	10.11%	07/15/26		1,199,816	1,221,893
Pagaya Ai Debt Grantor Trust, Series 2024-9, Class F(c)(f)	12.00%	09/15/27		1,399,786	1,348,974
Pagaya AI Debt Grantor Trust, Series 2024-10, Class E(f)	10.41%	10/15/26		2,000,000	2,047,600
Pagaya AI Debt Grantor Trust, Series 2024-11, Class E(f)	10.33%	10/15/26		1,700,000	1,709,180
Pagaya AI Debt Grantor Trust, Series 2024-5, Class D(f)	12.97%	05/15/26		999,819	1,057,108
Pagaya AI Debt Grantor Trust, Series 2024-8, Class E(f)	10.41%	01/15/32		1,199,946	1,206,786
Pagaya AI Debt Grantor Trust, Series 2024-8, Class F(f)	10.00%	01/15/32		1,999,911	1,915,315
Pagaya AI Debt Grantor Trust 2024-6 and Pagaya AI Debt Trust, Series 2024-6, Class D(f)	11.35%	06/15/26		999,743	1,041,532
Pagaya AI Debt Selection Trust, Series 2024-7, Class D(c)(f)	10.90%	12/15/31		999,783	1,038,375
Pagaya AI Debt Selection Trust, Series 2020-3, Class CERT(b)(d)(f)(h)	N/A(e)	05/17/27		510,470	12,817
Pagaya AI Debt Selection Trust, Series 2021-1, Class C(f)	4.09%	11/15/27		153,348	138,872
Pagaya AI Debt Trust, Series 2022-2, Class C(c)(f)	7.50%	01/15/30		2,499,851	2,462,604
Pagaya AI Debt Trust, Series 2023-1, Class B(c)(f)	9.44%	07/15/30		677,906	680,956
Pagaya AI Debt Trust, Series 2023-5, Class D(f)	9.00%	04/15/31		3,499,970	3,539,870
Pagaya AI Debt Trust, Series 2023-6, Class D(c)(f)	9.00%	06/16/31		2,749,295	2,782,286
Pagaya AI Debt Trust, Series 2023-8, Class E(c)(f)	11.50%	06/16/31		2,498,395	2,492,149
Pagaya AI Debt Trust, Series 2024-1, Class C(f)	8.34%	07/15/31		387,845	398,278
Pagaya AI Debt Trust, Series 2024-1, Class E(c)(f)	11.50%	07/15/31		2,499,375	2,493,127
Pagaya AI Debt Trust, Series 2024-2, Class D(f)	9.00%	08/15/31		1,048,142	1,059,671
Pagaya AI Debt Trust, Series 2024-3, Class D(f)	9.00%	03/15/26		1,439,648	1,456,204
Pagaya AI Debt Trust, Series 2024-3, Class E(f)	11.50%	12/15/26		5,500,000	5,483,500
Pepper Iberia Unsecured 2022 DAC, Series 2022-1, Class E(b)(c)	1M EUR L + 4.94%	11/10/32		€462,000	484,214
Plenti PL-Green ABS Trust, Series 2024-1, Class E(b)	1M BBSW + 5.80%	06/11/35	A$	916,427	573,219
Plenti PL-Green ABS Trust, Series 2024-1, Class F(b)	1M BBSW + 7.80%	06/11/35		696,485	435,863
Plenti PL-Green ABS Trust, Series 2024-2, Class F(b)	1M BBSW + 4.90%	04/11/36		1,130,000	703,998
Prosper Marketplace Issuance Trust Series 2023-1, Series 2023-1A, Class D(f)	11.24%	11/15/26		$500,000	517,350
Prosper Marketplace Issuance Trust Series 2023-1, Series 2023-1A, Class E(f)	15.49%	11/15/26		1,000,000	1,017,400
Purchasing Power Funding LLC, Series 2024-A, Class E(f)	10.18%	08/15/28		500,000	510,650
Quarzo Srl, Series 2024-1, Class D(b)	3M EUR L + 3.70%	06/15/41		€500,000	525,702
Reach ABS Trust 2023-1, Series 2023-1A, Class D(f)	12.27%	02/18/31		$2,000,000	2,122,800
Reach ABS Trust 2024-1, Series 2024-1A, Class D(f)	10.64%	09/15/27		200,000	218,780
SABADELL CONSUMO 2 FDT, Series 2022-2, Class E(b)	1M EUR L + 7.75%	12/24/34		€892,451	981,747
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 1, Series 2023-1, Class E(b)	1M EUR L + 8.50%	07/27/29		159,887	171,870
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 1, Series 2023-1, Class F	15.00%	07/27/29		159,887	172,302

		Maturity	Principal		Fair
Description	Rate	Date(a)	Amount		Value
ASSET-BACKED SECURITIES (continued)
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 2, Series 2024-2, Class D(b)	1M EUR L + 4.00%	10/27/42		€1,300,000	$1,366,419
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 2, Series 2024-2, Class E(b)	1M EUR L + 5.65%	10/27/42		900,000	947,570
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 2, Series 2024-2, Class F(b)	1M EUR L + 8.50%	10/27/42		900,000	949,157
Upstart Pass-Through Trust, Series 2022-ST2, Class CERT(f)(h)	N/A(e)	04/20/30		$2,000,000	372,163
Upstart Pass-Through Trust, Series 2020-ST2, Class CERT(f)(h)	N/A(e)	03/20/28		5,000,000	103,966
Upstart Pass-Through Trust, Series 2020-ST4, Class CERT(f)(h)	N/A(e)	11/20/26		1,150,718	71,263
Upstart Pass-Through Trust, Series 2020-ST5, Class CERT(f)(h)	N/A(e)	12/20/26		10,000,000	919,946
Upstart Pass-Through Trust, Series 2021-ST10, Class CERT(f)(h)	N/A(e)	01/20/30		300,000	111,899
Upstart Pass-Through Trust, Series 2021-ST7, Class CERT(f)(h)	N/A(e)	09/20/29		7,000,000	1,736,608
Upstart Pass-Through Trust, Series 2021-ST9, Class CERT(f)(h)	N/A(e)	11/20/29		1,000,000	338,639
Upstart Pass-Through Trust, Series 2022-ST1, Class CERT(f)(h)	N/A(e)	03/20/30		557,333	186,219
Upstart Securitization Trust, Series 2024-1, Class C(f)	8.68%	11/20/34		1,867,000	1,870,734
Upstart Securitization Trust, Series 2021-4, Class CERT(f)(h)	N/A(e)	09/20/31		6,175	504,367
Upstart Securitization Trust, Series 2022-1, Class B(c)(f)	4.48%	11/20/25		388,867	385,056
Upstart Securitization Trust, Series 2022-1, Class C(f)	5.71%	03/20/32		500,000	278,350
Upstart Securitization Trust, Series 2023-1, Class C(f)	11.10%	02/20/33		1,251,000	1,273,893
Upstart Securitization Trust, Series 2023-2, Class C(c)(f)	11.87%	04/20/28		448,000	483,123
Upstart Securitization Trust, Series 2023-2, Class C(f)	11.87%	06/20/33		1,119,000	1,206,730
Upstart Structured Pass-Through Trust, Series 2022-1A, Class CERT(f)(h)	N/A(e)	04/15/30		608	394,719
Zip Master Trust, Series 2023-1, Class E(b)	1M BBSW + 12.00%	06/10/25	A$	1,170,000	749,067
Zip Master Trust, Series 2023-2, Class E(b)	1M BBSW + 12.00%	11/10/25		780,000	514,168
Zip Master Trust, Series 2024-1, Class E(b)	1M BBSW + 7.00%	10/10/25		760,000	479,391
Zip Master Trust, Series 2024-1, Class F(b)	1M BBSW + 8.00%	10/10/25		760,000	477,785
Zip Master Trust, Series 2024-2, Class E(b)	1M BBSW + 6.00%	09/10/27		740,000	471,284
Total Consumer					$85,214,491

Other Asset-Backed Securities (2.79%)
Business Mortgage Finance 7 PLC, Series 2007-7X, Class M1(b)	SONIA IR + 2.37%	02/15/41		£435,400	463,786
CFG Investments, Ltd., Series 2023-1, Class A(c)(f)	8.56%	07/25/34		$1,555,000	1,560,754
Conn's Receivables Funding LLC, Series 2023-A, Class B(f)	10.00%	01/17/28		145,503	146,012
Conn's Receivables Funding LLC, Series 2024-A, Class B(f)	9.80%	05/15/25		955,617	919,685
Conn's Receivables Funding LLC, Series 2024-A, Class C(f)(h)	10.34%	08/15/25		1,080,000	799,200
Island Finance Trust 2025-1, Series 2025-1A, Class B(f)	7.95%	03/19/35		750,000	761,325
Island Finance Trust 2025-1, Series 2025-1A, Class C(f)	10.00%	03/19/35		802,000	766,552
National Collegiate Student Loan Trust, Series 2005-3, Class B(b)	1M CME TERM SOFR + 0.61%	07/27/37		2,547,000	2,083,446
Navient Private Education Refi Loan Trust 2021-B, Series 2021-BA, Class R(f)(h)	N/A(e)	07/15/69		2,514	904,229
Oportun Issuance Trust, Series 2025-A, Class D(f)	7.25%	02/08/33		1,404,000	1,392,347
Small Business Origination Loan Trust DAC, Series 2024-1, Class D(b)	SONIA IR + 4.25%	12/15/35		£307,307	381,676
SoFi Professional Loan Program, Series 2020-A, Class R1(f)(h)	N/A(e)	05/15/46		$14,661	213,221
SoFi Professional Loan Program, Series 2018-D, Class R1(f)(h)	N/A(e)	02/25/48		27,236	164,799
SoFi Professional Loan Program, Series 2020-A, Class R1(f)(h)	N/A(e)	05/15/46		10,720	155,906
SoFi Professional Loan Program, Series 2020-B, Class R1(f)(h)	N/A(e)	05/15/46		15,664	391,382
SoFi Professional Loan Program, Series 2021-A, Class R1(f)(h)	N/A(e)	08/17/43		35,142	384,547
SoFi Professional Loan Program, Series 2021-B, Class R1(f)(h)	N/A(e)	02/15/47		14,625	433,593
SoFi Professional Loan Program LLC, Series 2017-D, Class R1(f)(h)	N/A(e)	09/25/40		16,181	143,050
SoFi Professional Loan Program LLC, Series 2019-A, Class R1(f)(h)	N/A(e)	06/15/48		32,016	166,161
Upgrade Receivables Trust 2024-1, Series 2024-1A, Class D(f)	8.90%	03/15/28		750,000	766,800
Upgrade Receivables Trust 2024-1, Series 2024-1A, Class E(f)	11.53%	06/15/28		1,322,000	1,331,783
Total Other Asset-Backed Securities					$14,330,254

TOTAL ASSET-BACKED SECURITIES (Cost $186,465,960)					$179,827,771

		Maturity	Principal	Fair
Description	Rate	Date(a)	Amount	Value
COLLATERALIZED LOAN OBLIGATIONS (9.48%)(b)
Annisa CLO, Ltd. 2016-2, Series 2024-2A, Class ERR(c)(f)	3M CME TERM SOFR + 6.93%	07/20/31	$2,005,000	$2,013,020
Apidos Clo Xxv, Series 2024-25A, Class E2R3(f)	3M CME TERM SOFR + 6.32%	01/20/37	978,000	976,142
Ares XXVII CLO, Ltd., Series 2024-2A, Class ER3(f)	3M CME TERM SOFR + 6.75%	10/28/34	730,000	731,679
Bain Capital Credit CLO 2018-2, Series 2018-2A, Class F(f)	3M CME TERM SOFR + 7.86%	07/19/31	1,000,000	827,600
Bain Capital Credit CLO 2018-2, Series 2018-2X, Class F	3M CME TERM SOFR + 7.86%	07/19/31	192,000	158,899
Bain Capital Credit CLO 2024-6, Ltd., Series 2024-6A, Class D2(f)	3M CME TERM SOFR + 4.00%	01/21/38	557,000	559,785
Bardot CLO, Ltd., Series 2025-2A, Class CRR(f)	3M CME TERM SOFR + 1.55%	10/22/32	750,000	750,000
Bardot CLO, Ltd., Series 2025-2A, Class DRR(f)	3M CME TERM SOFR + 2.5%	10/22/32	1,012,000	1,012,000
Brightwood Capital MM CLO 2019-1, Ltd., Series 2024-1A, Class DR(f)	3M CME TERM SOFR + 4.79%	10/15/34	125,000	127,225
Diameter Capital CLO 9, Ltd., Series 2025-9A, Class A(f)	3M CME TERM SOFR + 1.17%	04/20/38	1,455,000	1,455,000
Eaton Vance CLO 2014-1R, Ltd., Series 2018-1RA, Class E(f)	3M CME TERM SOFR + 5.96%	07/15/30	770,000	757,064
Elmwood CLO 18, Ltd., Series 2024-5A, Class FRR(f)	3M CME TERM SOFR + 8.83%	07/17/37	731,000	747,228
Generate CLO 10, Ltd., Series 2025-10A, Class D1R(f)	3M CME TERM SOFR + 2.85%	01/22/38	1,800,000	1,800,000
Halseypoint Clo 6, Ltd., Series 2025-6A, Class A1R(f)	3M CME TERM SOFR + 1.35%	01/20/38	750,000	750,000
Halseypoint Clo 6, Ltd., Series 2025-6A, Class ER(f)	3M CME TERM SOFR + 6.75%	01/20/38	750,000	750,000
ICG US CLO 2015-2R, Ltd., Series 2025-2RA, Class A2R(f)	3M CME TERM SOFR + 1.50%	01/16/33	1,867,000	1,867,000
ICG US CLO 2015-2R, Ltd., Series 2025-2RA, Class CR(f)	3M CME TERM SOFR + 2.70%	01/16/33	750,000	750,000
ICG US Clo 2021-1, Ltd., Series 2021-1A, Class E(f)	3M CME TERM SOFR + 6.59%	04/17/34	900,000	851,040
ICG US CLO 2022-1i, Ltd., Series 2022-1A, Class DJ(f)	3M CME TERM SOFR + 5.73%	07/20/35	500,000	501,300
IVY Hill Middle Market Credit Fund XII, Ltd., Series 2025-12A, Class BRR(f)	3M CME TERM SOFR + 2.00%	04/20/37	750,000	750,000
KKR CLO 15, Ltd., Series 2024-15, Class ER2(f)	3M CME TERM SOFR + 6.50%	01/18/32	1,796,000	1,815,217
KKR Financial CLO 2013-1, Ltd., Series 2024-1A, Class DR2(f)	3M CME TERM SOFR + 6.25%	04/15/29	781,000	782,484
KKR Static CLO I, Ltd., Series 2025-1A, Class DR2(f)	3M CME TERM SOFR + 2.50%	07/20/31	1,854,000	1,859,933
Lake Shore MM CLO IV, Ltd., Series 2024-1A, Class DR(f)	3M CME TERM SOFR + 4.25%	01/15/37	750,000	752,100
Madison Park Funding XVII, Ltd., Series 2024-17A, Class ER2(f)	3M CME TERM SOFR + 6.50%	10/21/37	1,259,000	1,281,662
MCF CLO V LLC, Series 2024-1A, Class CR2(f)	3M CME TERM SOFR + 2.55%	10/20/37	212,000	214,014
Monroe Capital Mml Clo XII, Ltd., Series 2021-2A, Class D(f)	3M CME TERM SOFR + 4.11%	09/14/33	937,000	940,654
Oaktree CLO 2021-2, Ltd., Series 2021-2A, Class F(f)	3M CME TERM SOFR + 8.29%	01/15/35	512,000	509,594

		Maturity	Principal	Fair
Description	Rate	Date(a)	Amount	Value
COLLATERALIZED LOAN OBLIGATIONS (continued)
Ocean Trails CLO XIV, Ltd., Series 2025-14A, Class ER(f)	3M CME TERM SOFR + 6.34%	01/20/38	$1,434,000	$1,449,200
Octagon 56, Ltd., Series 2021-1A, Class E(f)	3M CME TERM SOFR + 6.79%	10/15/34	872,000	839,649
OHA Credit Funding 4, Ltd., Series 2019-4A, Class SUB(f)	N/A(e)	10/22/32	820,000	750,300
OZLM XI, Ltd., Series 2017-11X, Class ER	3M CME TERM SOFR + 8.71%	10/30/30	622,000	405,855
OZLM XXII, Ltd., Series 2018-22A, Class E(f)	3M CME TERM SOFR + 7.65%	01/17/31	393,000	195,282
Pikes Peak Clo 12, Ltd., Series 2025-12A, Class AR(f)	3M CME TERM SOFR + 1.22%	04/20/38	1,051,000	1,051,000
PPM CLO 8, Ltd., Series 2025-8A, Class D2(f)	3M CME TERM SOFR + 4.05%	04/20/38	750,000	750,000
Rad CLO 10, Ltd., Series 2021-10A, Class E(f)	3M CME TERM SOFR + 6.11%	04/23/34	457,240	459,160
Romark WM-R, Ltd., Series 2018-1A, Class E(f)	3M CME TERM SOFR + 5.52%	04/20/31	1,516,000	1,406,393
Shackleton 2013-III CLO, Ltd., Series 2018-3A, Class ER(f)	3M CME TERM SOFR + 6.14%	07/15/30	754,000	749,250
Shackleton 2013-IV-R CLO, Ltd., Series 2018-4RA, Class D(f)	3M CME TERM SOFR + 6.11%	04/13/31	1,348,000	1,335,733
Sixth Street CLO VIII, Ltd., Series 2024-8A, Class DR2(f)	3M CME TERM SOFR + 6.75%	10/20/34	1,899,000	1,903,368
Sound Point CLO 2025R-1, Ltd., Series 2025-1RA, Class A2(f)	3M CME TERM SOFR + 1.65%	02/20/38	2,191,000	2,195,820
Sound Point CLO 2025R-1, Ltd., Series 2025-1RA, Class C(f)	3M CME TERM SOFR + 2.10%	02/20/38	1,071,000	1,076,355
Taberna Preferred Funding II, Ltd., Series 2005-2A, Class B(f)	3M CME TERM SOFR + 1.16%	11/05/35	529,000	100,510
TCW CLO 2019-2, Ltd., Series 2025-2A, Class D2R2(f)	3M CME TERM SOFR + 4.25%	01/20/38	750,000	750,000
Wellfleet CLO 2018-2, Ltd., Series 2024-2A, Class BR(f)	3M CME TERM SOFR + 1.59%	10/20/31	671,000	672,946
Wellfleet CLO 2018-2, Ltd., Series 2024-2A, Class CR(f)	3M CME TERM SOFR + 2.59%	10/20/31	500,000	500,950
Wind River 2021-4 CLO, Ltd., Series 2021-4A, Class E2(f)	3M CME TERM SOFR + 6.66%	01/20/35	1,712,000	1,614,245
Wise CLO 2025-1, Ltd., Series 2025-1A, Class A(f)	3M CME TERM SOFR + 1.23%	01/20/38	1,265,000	1,265,000
Wise CLO 2025-1, Ltd., Series 2025-1A, Class B1(f)	3M CME TERM SOFR + 1.55%	01/20/38	961,000	961,000
Wise CLO 2025-1, Ltd., Series 2025-1A, Class C(f)	3M CME TERM SOFR + 1.95%	01/20/38	750,000	753,450
WOODS 2017-15A ERR	3M CME TERM SOFR + 6.90%	06/20/34	1,126,000	1,126,000

TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $48,575,116)				$48,602,106

PRIVATE SECURED DEBT (2.46%)
BriteCap SPV 3 LLC, Loan Facility(b)(h)	1M CME TERM SOFR + 6.75%	06/30/27	2,838,564	2,838,564
Cherry SPV III (2023) LLC, Class B Facility(b)(h)(i)	1M CME TERM SOFR + 10.50%	06/30/27	1,401,313	1,401,313

		Maturity	Principal	Fair
Description	Rate	Date(a)	Amount	Value
PRIVATE SECURED DEBT (continued)
Matthew R. Stubbs, LLC, Tranche B Facility Interest(h)	12.00%	03/23/26	$5,000,000	$5,000,000
Reach Consumer 2022-1, LLC, Class B Facility(b)(h)(i)	1M CME TERM SOFR + 8.50%	11/29/27	379,260	379,260
Sandpiper Funding 2023, LLC, Participation Interest(h)	12.00%	12/06/26	2,033,385	2,033,385
SWF Funding LLC, Loan Facility(b)(h)(i)	1M CME TERM SOFR + 8.00%	09/23/27	952,732	952,732

TOTAL PRIVATE SECURED DEBT (Cost $12,524,549)				$12,605,254

	Shares	Fair Value
EQUITY (4.88%)
Janus Henderson AAA CLO ETF	490,000	$25,009,600

TOTAL EQUITY (Cost $24,999,751)		$25,009,600

PREFERRED STOCKS (0.12%)(b)(j)
New York Mortgage Trust, Inc., Series D	8,071	$180,952
New York Mortgage Trust, Inc., Series E	17,808	447,871

TOTAL PREFERRED STOCKS (Cost $393,259)		$628,823

		Maturity	Principal	Fair
Description	Rate	Date	Amount	Value
SHORT-TERM INVESTMENTS (17.42%)
United States Treasury Bill	4.19%	05/06/25	$30,000,000	$29,678,586
United States Treasury Bill	4.20%	04/22/25	20,000,000	19,818,788
United States Treasury Bill	4.21%	04/03/25	20,000,000	19,861,790
United States Treasury Bill	4.41%	02/20/25	10,000,000	9,979,959
United States Treasury Bill	4.43%	02/06/25	10,000,000	9,996,496

TOTAL SHORT-TERM INVESTMENTS (Cost $89,312,050)				$89,335,619

	7-Day		Fair
	Yield	Shares	Value
MONEY MARKET FUNDS (8.74%)
BlackRock Liquidity Funds T-Fund	4.26%	41,435,799	$41,435,799
BlackRock Liquidity Funds Treasury Trust Fund Portfolio	4.25%	2,873,282	2,873,282
BNY Mellon U.S. Treasury Fund, Institutional Class	4.22%	502,139	502,139

TOTAL MONEY MARKET FUNDS (Cost $44,811,220)			$44,811,220

Fair Value
TOTAL INVESTMENTS (112.56%) (Cost $583,494,027)	577,140,982

Liabilities in Excess of Other Assets (-12.56%)(k)	(64,395,681)
NET ASSETS (100.00%)	$512,745,301

Percentages above are stated as a percentage of net assets as of January 31, 2025

Investment Abbreviations:

EURIBOR - Euro Interbank Offered Rate

SONIA IR - Sterling Over Night Index Average

BBSW - Bank Bill Swap Rate

SOFR - Secured Overnight Financing Rate

Reference Rates as of January 31, 2025:

1M EUR L - 1 Month EURIBOR was 2.66%

3M EUR L - 3 Month EURIBOR was 2.59%

6M EUR L - 6 Month EURIBOR was 2.59%

1M SONIA IR - 1 Month SONIA was 4.71%

3M SONIA IR - 3 Month SONIA was 4.75%

1M BBSW - 1 Month BBSW was 4.27%

30D US SOFR - 30 Day US SOFR was 4.32%

12M US FED – 12 Month US FED was 4.64%

1M CME TERM SOFR - CME Term SOFR 1 Month was 4.31%

3M CME TERM SOFR - CME Term SOFR 3 Month was 4.30%

SONIA - SONIA Overnight Interest Rate was 4.70%

(a)	The maturity date for credit investments represents the expected maturity. Many of the instruments are callable through cash flows on the underlying securities or other call features. Expected maturity may be earlier than legal maturity.
(b)	Floating or variable rate security. The Reference Rate is described above. Interest rate shown reflects the rate in effect at January 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	On January 31, 2025, all or a portion of these securities were pledged as collateral for reverse repurchase agreements in the amount of $85,697,843.
(d)	Interest only security.
(e)	This security is a residual or equity position that does not have a stated interest rate. This residual or equity position is entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses.
(f)	Securities not registered under the Securities Act of 1933, as amended (the "Securities Act"). These securities generally involve certain transfer restrictions and may be sold in the ordinary course of business in transactions exempt from registration. As of January 31, 2025, the aggregate market value of those securities was $261,992,064, representing 51.10% of net assets.
(g)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at January 31, 2025.
(h)	This security has been classified as level 3 in accordance with ASC 820 as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(i)	Securities have associated unfunded commitments of $2,560,445 to Reach Consumer 2022-1, LLC, Class B Facility, $2,161,436 to BriteCap SPV 3 LLC, Loan Facility, $2,797,268 to SWF Funding LLC, Loan Facility and $967,930 to Cherry SPV III 2023 LLC, Class B Facility, respectively.
(j)	Perpetual maturity.
(k)	Includes cash being held as collateral for derivatives and reverse repurchase agreements.

DERIVATIVE INSTRUMENTS

CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION (OVER THE COUNTER)(a)

Reference Obligations	Counterparty	Fixed Deal Receive Rate	Currency	Maturity Date	Implied Credit Spread at January 31, 2025(b)	Notional Amount(c)	Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Markit CMBX BBB- Index, Series 15	Morgan Stanley	3.00%	USD	11/18/64	6.03%	$5,000,000	$(641,875)	$959,375	$317,500
Markit CMBX BB Index, Series 14	Morgan Stanley	5.00%	USD	12/16/72	16.27%	2,000,000	(587,954)	808,750	220,796
Markit CMBX BB Index, Series 15	Morgan Stanley	5.00%	USD	11/18/64	11.93%	2,000,000	(454,765)	820,000	365,235
							$(1,684,594)	$2,588,125	$903,531

CREDIT DEFAULT SWAP CONTRACTS ON CREDIT INDICES ISSUE - SELL PROTECTION (CENTRALLY CLEARED)

Reference Obligations	Counterparty	Fixed Deal Receive Rate	Currency	Maturity Date	Implied Credit Spread at January 31, 2025(b)	Notional Amount(c)	Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Markit CDX NA High Yield Index, Series 42	ICE	5.00%	USD	6/20/29	2.77%	$12,750,000	$1,061,078	$(702,483)	$358,596
Markit CDX NA High Yield Index, Series 43	ICE	5.00%	USD	12/20/29	2.99%	10,000,000	813,867	(820,143)	(6,276)
							$1,874,945	$(1,522,626)	$352,320

CREDIT DEFAULT SWAP CONTRACTS ON CREDIT INDICES ISSUE - BUY PROTECTION (CENTRALLY CLEARED)

Reference Obligations	Counterparty	Fixed Deal Receive Rate	Currency	Maturity Date	Implied Credit Spread at January 31, 2025(b)	Notional Amount(c)	Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Markit CDX NA High Yield Index, Series 41	ICE	5.00%	USD	12/20/28	2.52%	$5,940	$(500)	$307	$(193)
							$(500)	$307	$(193)

Credit default swaps pay quarterly.

(a)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of year end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(c)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAP CONTRACTS (CENTRALLY CLEARED)

Pay/Receive Floating Rate	Clearing House	Floating Rate	Expiration Date	Notional Amount	Currency	Fixed Rate	Unrealized Appreciation/ (Depreciation)
Receive	LCH Ltd.	6M EUR L	02/27/2025	$3,500,000	EUR	3.54%	$56
Receive	LCH Ltd.	SOFR	06/20/2030	2,390,000	USD	3.97%	9,930
Pay	LCH Ltd.	SOFR	04/04/2030	48,000	USD	4.06%	29
Pay	LCH Ltd.	SOFR	04/04/2028	415,000	USD	4.11%	1,988
Pay	LCH Ltd.	SOFR	04/05/2027	21,000	USD	4.35%	127
							$12,130

Pay	LCH Ltd.	SOFR	06/20/2029	$21,700,000	USD	4.01%	$(30,583)
Receive	LCH Ltd.	SOFR	06/20/2028	34,306,000	USD	4.08%	(45,852)
Receive	LCH Ltd.	SOFR	04/04/2029	29,896,000	USD	4.11%	(78,980)
Receive	LCH Ltd.	SOFR	06/20/2027	300,000	USD	4.21%	(1,077)
							$(156,492)

FUTURES CONTRACTS - SHORT (CENTRALLY CLEARED)

Description	Counterparty	Position	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
2-YR U.S. TREASURY NOTE	Wells Fargo Securities, LLC	Short	54	March 2025	$(11,103,750)	$6,070
5-YR U.S. TREASURY NOTE	Wells Fargo Securities, LLC	Short	366	March 2025	(38,938,969)	193,852
10-YR U.S. TREASURY NOTE	Wells Fargo Securities, LLC	Short	21	March 2025	(2,285,719)	32,836
AUD/USD CURRENCY	Wells Fargo Securities, LLC	Short	75	March 2025	(4,662,375)	106,313
EUR/BOB CURRENCY	Wells Fargo Securities, LLC	Short	2	March 2025	(243,643)	3,410
EUR/USD CURRENCY	Wells Fargo Securities, LLC	Short	375	March 2025	(48,735,937)	628,281
GBP/USD CURRENCY	Wells Fargo Securities, LLC	Short	572	March 2025	(44,326,425)	769,486
SWEDISH KRONA	Wells Fargo Securities, LLC	Short	18	March 2025	(3,256,200)	41,400
					(153,553,018)	$1,781,648

See Notes to Quarterly Consolidated Schedule of Investments.

1WS CREDIT INCOME FUND

NOTES TO QUARTERLY CONSOLIDATED SCHEDULE OF INVESTMENTS

JANUARY 31, 2025 (Unaudited)

NOTE 1. ORGANIZATION

1WS Credit Income Fund (“1WS Credit” or the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that continuously offers its shares of beneficial interest ("Shares"). 1WS Credit operates as an interval fund under Rule 23c-3 of the 1940 Act and, as such, has adopted a policy to make quarterly repurchase offers at a price equal to net asset value ("NAV") per Share of at least 5% of outstanding Shares.

1WS Credit’s investment objective is to seek attractive risk-adjusted total returns through generating income and capital appreciation. 1WS Credit will seek to achieve its investment objective by investing primarily in a wide array of structured credit and securitized debt instruments. There can be no assurance that the Fund’s investment objective will be achieved.

1WS Credit was organized as a Delaware statutory trust on July 20, 2018 pursuant to an Agreement and Declaration of Trust governed by the laws of the State of Delaware. 1WS Credit had no operations from that date to March 4, 2019, commencement of operations, other than those related to organizational matters and the registration of its Shares under applicable securities laws. 1WS Credit wholly owns and consolidates 1WSCI Sub I, LLC (the “Cayman Islands SPV”), an exempted company incorporated in the Cayman Islands on February 22, 2019. The Cayman Islands SPV is an investment vehicle formed to make certain investments on behalf of 1WS Credit. 1WS Credit is the managing and sole member of the Cayman Islands SPV pursuant to a limited liability agreement dated March 1, 2019. 1WS Credit also wholly owns and consolidates 1WSCIF REIT, LLC (the “REIT SPV”), a Delaware limited liability company formed on February 21, 2024, to make certain real estate investments on behalf of 1WS Credit. 1WS Credit is the managing and sole member of the REIT SPV pursuant to a limited liability agreement dated February 21, 2024. The REIT SPV completed a private placement of 125 shares of Class A Non-Voting Preferred Units (the “Preferred Units”) for aggregate gross proceeds of $125,000. The Preferred Units have a liquidation preference of $1,000 per share, plus an amount equal to accrued but unpaid dividends. The Preferred Units’ dividends are cumulative at a rate of 12.0% per annum of the initial $1,000 purchase price. Where context requires, the “Fund” includes the Fund, the Cayman Islands SPV and the REIT SPV.

1WS Capital Advisors, LLC (the "Adviser" or "1WS") serves as the investment adviser of the Fund. 1WS is a Delaware limited liability company that is registered as an investment adviser with the Securities and Exchange Commission (the "SEC") under the Investment Advisers Act of 1940 (the "Advisers Act"). The Adviser is controlled by its managing member, One William Street Capital Management, L.P. ("OWS"), which is also registered with the SEC as an investment adviser. The Fund’s portfolio manager and other personnel of the Adviser have substantial experience in managing investments and investment funds, including funds which have investment programs similar to that of the Fund.

The Fund currently offers Institutional (“Class I”) Shares and Brokerage Class ("Class A-2") Shares (collectively, the "Share Classes"). Both Share Classes of the Fund are being offered on a continuous basis at the NAV per Share calculated each day. Class A-2 Shares are offered subject to a maximum sales charge of 3.00% of their offering price and an asset-based distribution/shareholder servicing fee not to exceed 0.75% of its net assets and Class I shares are not subject to any sales load or asset-based distribution fee. Class A-2 Shares purchased without a sales charge may be subject to a 1.50% contingent deferred sales charge ("CDSC"). The Fund received exemptive relief from the SEC to issue multiple classes of Shares and to impose asset-based distribution fees as applicable. Class I and Class A-2 shares commenced operations on March 4, 2019 and May 1, 2021, respectively.

Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund's income, expenses (other than class specific service and distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation: The accompanying consolidated schedule of investments are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and are stated in United States dollars. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance for investment companies under Financial Accounting Standards Board’s ("FASB") Accounting Standards Codification ("ASC") 946, Financial Services-Investment Companies, including accounting for investments at fair value.

The preparation of these consolidated schedule of investments in accordance with GAAP requires management to make certain estimates and assumptions that affect the amounts reported in the consolidated schedule and accompanying notes. The Adviser believes that the estimates utilized in preparing the financial statements are reasonable and prudent; however, actual results could differ from such estimates and the differences could be material.

Consolidation: 1WS Credit consolidates its investment in the Cayman Islands SPV and its investment in the REIT SPV because 1WS Credit is the sole shareholder of these entities. In accordance with ASC 810, Consolidation, the accompanying consolidated financial statements include the Cayman Islands SPV’s and REIT SPV’s assets and liabilities and results of operations. All investments held by the Cayman Islands SPV and REIT SPV are disclosed in the Consolidated Schedule of Investments. All intercompany accounts and transactions have been eliminated upon consolidation.

Investment Transactions: Investment transactions are accounted for on a trade-date basis for financial reporting purposes and amounts payable or receivable for trades not settled at the time of year end are reflected as liabilities and assets, respectively. Interest is recorded on an accrual basis. Realized gains and losses on investment transactions reflected in the consolidated statement of operations are recorded on a first-in, first-out basis. Premiums on fixed-income securities and discounts on non-distressed fixed-income securities are amortized and recorded within interest income in the consolidated statement of operations.

The Fund may enter into derivative contracts for hedging purposes or to gain synthetic exposures to certain investments (“Derivatives”). Derivatives are financial instruments whose values are based on an underlying asset, index, or reference rate and include futures, swaps, swaptions, options, or other financial instruments with similar characteristics.

The Board of Trustees (the “Board”) has adopted valuation policies and procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Adviser, the Fund’s "Valuation Designee" (as such term is defined in Rule 2a-5 of the 1940 Act).

Fund Valuation: Class I and Class A-2 Shares are offered at NAV. The NAV per share of each class is determined daily. The Fund’s NAV per share is calculated by subtracting liabilities (including accrued expenses and indebtedness) from the total assets of the Fund (the value of the investments plus cash or other assets, including interest accrued but not yet received). The Fund’s NAV is then allocated pro-rata between the share classes, adjusting for share class specific liabilities. The NAV of each share class is then divided by the total number of Shares outstanding of each share class at each day's end.

NOTE 3. PORTFOLIO VALUATION

ASC 820 Fair Value Measurement defines fair value as an exit price representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. ASC 820 establishes a fair value hierarchy for inputs used in measuring fair value and maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing the use of the most observable input when available.

Valuation inputs broadly refer to the assumptions market participants would use in pricing the asset or liability, including assumptions about risk. ASC 820 distinguishes between: (i) observable inputs, which are based on market data obtained from parties independent of the reporting entity, and (ii) unobservable inputs, which reflect the Adviser’s own assumptions about the judgments market participants would use. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the fair value measurement. When a valuation uses multiple inputs from varying levels of the fair value hierarchy, the hierarchy level is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Level 1— Inputs that are unadjusted, quoted prices in active markets for identical assets or liabilities.

Level 2— Inputs (other than quoted prices included in Level 1) that are observable, either directly or indirectly.

Level 3— Inputs that are unobservable and reflect the Adviser’s best estimate of what market participants would use in pricing the asset or liability. This includes situations where there is little, if any, market activity for the asset or liability.

Generally, the Fund expects to be able to obtain pricing from independent third-party sources on many of its investments. However, in certain circumstances where such inputs are difficult or impractical to obtain, the Fund may fair value certain investments using internal manager marks. As of January 31, 2025, 3.05% of the investments held by the Fund were valued using internal manager marks.

The following factors may be pertinent in determining fair value: security covenants, call protection provisions and information rights; cash flows, the nature and realizable value of any collateral; the debt instrument's ability to make payments; the principal markets and financial environment in which the debt instrument operates; publicly available financial ratios of peer companies; changes in interest rates for similar debt instruments; and enterprise values, among other relevant factors.

Determination of fair value involves subjective judgments and estimates. Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of these investments may differ significantly from the values that would have been used had such market quotations existed for such investments, and any such differences could be material. Accordingly, under current accounting standards, the notes to the Fund’s consolidated financial statements will refer to the uncertainty with respect to the possible effect of such valuations, and any change in such valuations, on the Fund’s financial statements.

The following tables summarize the Fund’s financial instruments classified as assets and liabilities measured at fair value by level within the fair value hierarchy as of January 31, 2025:

Investments in Securities at Fair Value	Level 1	Level 2	Level 3	Total
Residential Mortgage-Backed Securities	$–	$123,473,056	$–	$123,473,056
Commercial Mortgage-Backed Securities	–	48,655,735	4,191,798	52,847,533
Asset-Backed Securities	–	169,011,532	10,816,239	179,827,771
Collateralized Loan Obligations	–	48,602,106	–	48,602,106
Private Secured Debt	–	–	12,605,254	12,605,254
Equity	25,009,600	–	–	25,009,600
Preferred Stocks	628,823	–	–	628,823
Short-Term Investments	89,335,619	–	–	89,335,619
Money Market Funds	44,811,220	–	–	44,811,220
Total	$159,785,262	$389,742,429	$27,613,291	$577,140,982
Derivative Instruments
Assets:
Credit Default Swap Contracts	$–	$1,262,127	$–	$1,262,127
Interest Rate Swap Contracts	–	12,130	–	12,130
Future Contracts	1,781,648	–	–	1,781,648
Liabilities:
Credit Default Swap Contracts	$–	$(6,469)	$–	$(6,469)
Interest Rate Swap Contracts	–	(156,492)	$–	(156,492)
Total	$1,781,648	$1,111,296	$–	$2,892,944

There were no changes in valuation technique.

The following table discloses the purchase of Level 3 portfolio investments as well as the value of transfers into or out of Level 3 for the period ended January 31, 2025 of the Fund’s Level 3 portfolio investments:

	Commercial Mortgage- Backed Securities	Asset Backed Securities	Private Secured Debt	Total
Balance as of October 31, 2024	$4,166,784	$10,576,071	$11,942,247	$26,685,102
Accrued discount/ premium	-	(109,400)	14,541	$(94,859)
Realized Gain/(Loss)	-	308,972	5,619	$314,591
Change in Unrealized Appreciation/(Depreciation)	-	(669,239)	(15,838)	$(685,077)
Purchases	-	2,039,455	3,251,765	$5,291,220
Sales Proceeds (1)	25,014	(1,329,620)	(2,593,080)	$(3,897,686)
Balance as of January 31, 2025	$4,191,798	$10,816,239	$12,605,254	$27,613,291
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at January 31, 2025	$-	$19,387	$(15,838)	$3,549

(1)	Sales Proceeds include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The following table presents additional information about the valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of January 31, 2025:

Quantitative Information about Level 3 Fair Value Measurements

Asset Class	Fair Value	Valuation Technique	Unobservable Inputs	Value/Range
Commercial Mortgage-Backed Securities	$4,191,798	Internal Model	Loss Severity Analysis	$100(1)
Asset Backed Securities	$10,017,039	Broker Pricing	Indicative Quotes	$2 - $64,921(2)
Asset Backed Securities	$799,200	Internal Model	Loss Severity Analysis	$74(1)
Private Secured Debt	$12,605,254	Internal Model	Loss Severity Analysis	$100(3)

(1)	Input is based on yields ranging from 11.77% - 35.00%.
(2)	Input is based on the total market value of the outstanding position, of which the Fund owns 0.38% - 9.87%.
(3)	Input is due to immaterial delinquencies on the underlying collateral.

RISK DISCLOSURES

Holdings contained herein are subject to change.

Prior to investing, Investors should carefully consider the investment objectives, risks, charges and expenses of 1WS Credit Income Fund. This and other important information about the Fund is contained in the prospectus, which can be obtained by calling (833) 834-4923 or visiting www.1wscapital.com. The prospectus should be read carefully before investing. Investing in the Fund may be considered speculative and involves a high degree of risk, including the risk of possible substantial loss of your investment.

1WS Credit Income Fund is distributed by ALPS Distributors, Inc. ALPS Distributors, Inc. is not affiliated with 1WS Capital Advisors, LLC or One William Street Capital Management, L.P.